Employee Benefit Plan, Statement of Net Asset Available for Benefit (Statement) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
EBP, Statement of Net Asset Available for Benefit [Abstract]
EBP, Noninterest-Bearing Cash	$ 16,281	$ 11,450
EBP, Asset	16,281	11,450
EBP, Liability to Participant	16,281	11,450
EBP, Net Asset Available for Benefit	$ 16,281	$ 11,450